MONDRIAN INTERNATIONAL GOVERNMENT FIXED INCOME FUND
Mondrian International Government Fixed Income Fund
Investment Objective
The Mondrian International Government Fixed Income Fund (the "Fund") seeks long-term total return consistent with its value-oriented investment approach.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	MONDRIAN INTERNATIONAL GOVERNMENT FIXED INCOME FUND MONDRIAN INTERNATIONAL GOVERNMENT FIXED INCOME FUND SHARES
Management Fees	0.50%
Other Expenses	0.15%	[1]
Total Annual Fund Operating Expenses	0.65%
Less Fee Reductions and/or Expense Reimbursements	(0.05%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.60%
[1]	The Fund operated as the Laudus Mondrian International Government Fixed Income Fund (the "Fixed Income Predecessor Fund"), a series of Laudus Trust, prior to the Fund's acquisition of the assets and assumption of the liabilities of the Fixed Income Predecessor Fund on September 24, 2018 (the "Fixed Income Reorganization"). Accordingly, the Fund's Other Expenses have been restated to reflect current fees.
[2]	Mondrian Investment Partners Limited (the "Adviser" or "Mondrian") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and non-routine expenses) from exceeding 0.60% of the Fund's average daily net assets until February 28, 2021. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of Gallery Trust (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2021.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the total annual fund operating expenses after fee reductions and/or expense reimbursements shown in the fee table through February 28, 2021, and total annual fund operating expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
MONDRIAN INTERNATIONAL GOVERNMENT FIXED INCOME FUND | MONDRIAN INTERNATIONAL GOVERNMENT FIXED INCOME FUND SHARES | USD ($)	61	198	352	800

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance. During the fiscal period from April 1, 2018 to October 31, 2018, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an international fund that invests primarily in fixed income securities of foreign governments or other issuers that are organized, have a majority of their assets or derive most of their operating income outside of the United States. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities issued by governments, government agencies or instrumentalities including government-sponsored entities and supra-national entities. This 80% investment policy can be changed by the Fund upon 60 days' prior written notice to shareholders. Under normal circumstances, the Fund will also invest in at least three countries.

The Fund will attempt to achieve its objective by investing in a broad range of fixed income securities, including debt obligations of governments, their agencies, instrumentalities or political subdivisions, and companies. They will generally be rated, at the time of investment, BBB or better by S&P or Moody's or, if unrated, are deemed to be of comparable quality by the Adviser. The Fund may invest up to 5% of its assets (determined at time of purchase) in fixed-income securities rated below investment grade (sometimes called junk bonds), including government securities. The Fund may invest up to 20% of its net assets (determined at time of purchase) in corporate debt securities. The Fund may invest in fixed income securities of any maturity or duration.

The Fund may invest up to 5% of its assets (determined at time of purchase) in emerging markets. The Fund considers an "emerging market country" to be any country that is not included in the FTSE Non-U.S. Dollar World Government Bond Index and that is defined as an emerging or developing economy by the International Monetary Fund.

The Fund may also invest in zero coupon bonds, and in the debt securities of supranational entities denominated in any currency. The Fund also may invest in securities issued by the U.S. government or its agencies and instrumentalities such as Government National Mortgage Association ("Ginnie Mae"), Federal National Mortgage Association ("Fannie Mae") and Federal Home Loan Mortgage Corporation ("Freddie Mac").

The Fund may invest in securities issued in any currency and may hold foreign currency. The Fund may actively carry on hedging activities, and may utilize a wide range of derivative instruments, including options, futures contracts and related options, and forward foreign currency exchange contracts to hedge currency risks associated with its portfolio securities. This hedging may be in the form of cross hedging. Hedging and cross hedging may be used to identify value opportunities in the currency markets.

The Fund may invest in derivative instruments, principally futures contracts, forward contracts and options. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset or as part of a strategy designed to reduce exposure to other risks.

The Adviser's approach in selecting investments for the Fund is oriented to country selection and is value driven. In selecting fixed income instruments for the Fund, the Adviser identifies those countries' fixed income markets that it believes will provide the United States domiciled investor the highest yield over a market cycle while also offering the opportunity for capital gain and currency appreciation. The Adviser conducts extensive fundamental research on a global basis, and it is through this effort that fixed income markets are selected for investment. The core of the fundamental research effort is a value-oriented prospective real yield approach which looks at today's yield in each market and subtracts from it forecasted inflation for the next two years to identify value as a forward looking potential real yield. Comparisons of the values of different possible investments are then made. The higher the prospective real yield the higher the relative allocation and conversely the lower the prospective real yield the lower the allocation, or even a zero allocation.

The Fund is considered "non-diversified", which means that it may invest in the securities of relatively few issuers. The Fund may buy and sell portfolio securities actively. As a result, the Fund's portfolio turnover rate and transaction costs will rise, which may lower Fund performance and increase the likelihood of capital gain distributions.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Active Management Risk – The Fund is subject to the risk that the Adviser's judgments about the attractiveness, value, or potential appreciation of the Fund's investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

Credit Risk – The credit rating or financial condition of an issuer may affect the value of a fixed income security. Generally, the lower the credit quality of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value.

Interest Rate Risk – As with most funds that invest in fixed income securities, changes in interest rates could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities and lower credit qualities) and the Fund's share price to fall. Risks associated with rising interest rates are heightened given that the Federal Reserve has begun to raise the federal funds rate.

Prepayment and Extension Risk – When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund's assets tied up in lower interest debt obligations.

High Yield Bond Risk – High yield, or "junk," bonds are debt securities rated below investment grade. High yield bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Zero-Coupon Bond Risk – The market value of a zero-coupon bond is generally more volatile than the market value of other fixed income securities with similar maturities that pay interest periodically. In addition, federal income tax law requires that the holder of a zero-coupon bond accrue a portion of the discount at which the bond was purchased as taxable income each year. The Fund may consequently have to dispose of portfolio securities under disadvantageous circumstances to generate cash to satisfy its requirement as a regulated investment company to distribute all of its net income (including non-cash income attributable to zero-coupon securities). These actions may reduce the assets to which the Fund's expenses could otherwise be allocated and may reduce the Fund's rate of return.

U.S. Government Securities Risk – The Fund's investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Foreign Sovereign Debt Securities Risk – The Fund's investments in foreign sovereign debt securities are subject to the risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Foreign Government Agencies Risk – Bonds issued by government agencies, subdivisions or instrumentalities of foreign governments are generally backed only by the general creditworthiness and reputation of the entity issuing the bonds and may not be backed by the full faith and credit of the foreign government. Moreover, a foreign government that explicitly provides its full faith and credit to a particular entity may be, due to changed circumstances, unable or unwilling to provide that support. A foreign government agency's operations and financial condition are influenced by the foreign government's economic and other policies.

Supranational Entities Risk – Government members, or "stockholders," usually make initial capital contributions to a supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guarantee, however, that one or more stockholders of the supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and the Fund may lose money on such investments.

Corporate Fixed Income Securities Risk – The prices of the Fund's corporate fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness and business prospects of individual issuers.

Foreign Securities Risk – Investing in foreign securities poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the "SEC") and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund's portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers.

Emerging Markets Securities Risk – The Fund's investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Foreign Currency Risk – As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Derivatives Risk – The Fund's use of forward contracts, futures contracts and options is subject to market risk, leverage risk, correlation risk, liquidity risk and hedging risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Liquidity risk is described below. Hedging risk is the risk that derivatives instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. The Fund's use of forward contracts is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Liquidity Risk – Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Non-Diversification Risk – The Fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Portfolio Turnover Risk – Due to its investment strategies, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Large Purchase and Redemption Risk – Large purchases or redemptions of the Fund's shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund's portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund's performance and have adverse tax consequences for Fund shareholders.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.mondrian.com/mutualfunds or by calling toll-free to 888-832-4386.

As a result of the Fixed Income Reorganization, the Fund assumed the performance and accounting history of the Fixed Income Predecessor Fund. Accordingly, performance figures for the Fund for periods prior to the date of the Fixed Income Reorganization represent the performance of the Fixed Income Predecessor Fund. The performance figures have not been adjusted to reflect the Fund's expenses. The Fund's expenses are different than those of the Fixed Income Predecessor Fund. If the Fixed Income Predecessor Fund's performance information had been adjusted to reflect the Fund's expenses, the performance would have been different for a given period depending on the expenses incurred by the Fixed Income Predecessor Fund for that period.

Annual Total Returns

Best Quarter	Worst Quarter
10.20%	(11.17)%
September 30, 2010	(December 31, 2016)

Average Annual Total Returns for Periods Ended December 31, 2018

This table compares the Fund's average annual total returns for the periods ended December 31, 2018 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

Average Annual Total Returns - MONDRIAN INTERNATIONAL GOVERNMENT FIXED INCOME FUND	Label	1 Year	5 Years	10 Years
MONDRIAN INTERNATIONAL GOVERNMENT FIXED INCOME FUND SHARES	Return Before Taxes	(0.18%)	0.15%	1.16%
MONDRIAN INTERNATIONAL GOVERNMENT FIXED INCOME FUND SHARES | After Taxes on Distributions	Return After Taxes on Distributions	(1.82%)	(0.52%)	0.39%
MONDRIAN INTERNATIONAL GOVERNMENT FIXED INCOME FUND SHARES | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	0.08%	(0.07%)	0.67%
FTSE Non-U.S. Dollar World Government Bond Index (reflects no deduction for fees, expenses, or taxes)	FTSE Non-U.S. Dollar World Government Bond Index (reflects no deduction for fees, expenses, or taxes)	(1.82%)	0.27%	1.27%